STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities
Net income (loss)	$ 395,757	$ 916,030
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	(1,284,829)	(1,641,881)
Changes in assets and liabilities
Accounts payable and accrued expenses	5,000	(98,500)
Accounts payable - affiliates	(377,033)	(544,848)
Other assets	(339,418)	1,800
Net cash provided by (used in) operating activities	(1,600,523)	(1,367,399)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	1,284,829	1,641,881
Net cash provided by investing activities	1,284,829	1,641,881
Cash flows from financing activities
Distributions paid to assignees	0	(74,548)
Net cash used in financing activities	0	(74,548)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(315,694)	199,934
Cash and cash equivalents, beginning	1,618,141	1,418,207
Cash and cash equivalents, end	1,302,447	1,618,141
Series Seven [Member]
Cash flows from operating activities
Net income (loss)	0	0
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	0	0
Changes in assets and liabilities
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	0
Other assets	0	0
Net cash provided by (used in) operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities
Distributions paid to assignees	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, end	0	0
Series Nine [Member]
Cash flows from operating activities
Net income (loss)	124,050	(248,576)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	(278,008)	0
Changes in assets and liabilities
Accounts payable and accrued expenses	35,000	0
Accounts payable - affiliates	85,445	204,984
Other assets	0	0
Net cash provided by (used in) operating activities	(33,513)	(43,592)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	278,008	0
Net cash provided by investing activities	278,008	0
Cash flows from financing activities
Distributions paid to assignees	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	244,495	(43,592)
Cash and cash equivalents, beginning	71,556	115,148
Cash and cash equivalents, end	316,051	71,556
Series Ten [Member]
Cash flows from operating activities
Net income (loss)	223,667	91,026
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	(338,168)	(6,276)
Changes in assets and liabilities
Accounts payable and accrued expenses	0	(30,000)
Accounts payable - affiliates	96,512	96,888
Other assets	(339,418)	0
Net cash provided by (used in) operating activities	(357,407)	151,638
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	338,168	6,276
Net cash provided by investing activities	338,168	6,276
Cash flows from financing activities
Distributions paid to assignees	0	(74,548)
Net cash used in financing activities	0	(74,548)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(19,239)	83,366
Cash and cash equivalents, beginning	270,086	186,720
Cash and cash equivalents, end	250,847	270,086
Series Eleven [Member]
Cash flows from operating activities
Net income (loss)	(77,985)	1,163,558
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	(54,381)	(1,217,636)
Changes in assets and liabilities
Accounts payable and accrued expenses	0	(46,000)
Accounts payable - affiliates	(181,362)	(1,256,301)
Other assets	0	0
Net cash provided by (used in) operating activities	(313,728)	(1,356,379)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	54,381	1,217,636
Net cash provided by investing activities	54,381	1,217,636
Cash flows from financing activities
Distributions paid to assignees	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(259,347)	(138,743)
Cash and cash equivalents, beginning	465,155	603,898
Cash and cash equivalents, end	205,808	465,155
Series Twelve [Member]
Cash flows from operating activities
Net income (loss)	(110,223)	190,337
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	(44,097)	(344,107)
Changes in assets and liabilities
Accounts payable and accrued expenses	(30,000)	30,000
Accounts payable - affiliates	(169,476)	138,792
Other assets	0	0
Net cash provided by (used in) operating activities	(353,796)	15,022
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	44,097	344,107
Net cash provided by investing activities	44,097	344,107
Cash flows from financing activities
Distributions paid to assignees	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(309,699)	359,129
Cash and cash equivalents, beginning	479,986	120,857
Cash and cash equivalents, end	170,287	479,986
Series Fourteen [Member]
Cash flows from operating activities
Net income (loss)	236,248	(280,315)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of income from operating limited partnerships	(570,175)	(73,862)
Changes in assets and liabilities
Accounts payable and accrued expenses	0	(52,500)
Accounts payable - affiliates	(208,152)	270,789
Other assets	0	1,800
Net cash provided by (used in) operating activities	(542,079)	(134,088)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	570,175	73,862
Net cash provided by investing activities	570,175	73,862
Cash flows from financing activities
Distributions paid to assignees	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	28,096	(60,226)
Cash and cash equivalents, beginning	331,358	391,584
Cash and cash equivalents, end	$ 359,454	$ 331,358